Schedule of property and equipment, net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total, at cost	$ 53,705,963	$ 51,521,520
Less: Accumulated depreciation	(21,972,674)	(19,388,059)
Total, net	31,733,289	32,133,461
Dry-docking Expenditures [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	15,998,313	14,342,245
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	68,964	58,174
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	284,462	252,916
Real Property [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	836,276	784,966
Renovation and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	195,967	185,072
Tools and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	1,922,063	1,498,228
Vessels [Member]
Property, Plant and Equipment [Line Items]
Total, at cost	$ 34,399,918	$ 34,399,919